Property and Equipment- Disclosure of property and equipment activities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property Plant And Equipment Abstract
Property, plant and equipment at beginning of period	$ 2,604,791	$ 3,443,317
plus: purchases	291,249	355,992
plus: acquired in acquisition		268,252
less: sold		(801,317)
Transferred from inventory	275,378
less: depreciation	(761,798)	(662,152)
plus: foreign exchange translation	2,583	699
Property, plant and equipment at end of period	$ 2,412,203	$ 2,604,791